Convertible Debentures - First and final tranche (Details) - CAD ($)												12 Months Ended
	Jul. 22, 2022	Dec. 10, 2020	Jul. 04, 2020	Apr. 01, 2020	Dec. 14, 2019	Dec. 04, 2019	Nov. 14, 2019	Jun. 17, 2019	Apr. 10, 2019	Dec. 13, 2018	Nov. 28, 2018	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Jun. 15, 2020
Disclosure of detailed information about borrowings [line items]
Warrants exercise price	$ 2.73											$ 2.5774	$ 2.5995	$ 0.4159
Warrants term	60 months
Equity component												$ 717,000	$ 859,000
Outstanding debt												12,257,000	13,493,000
Grasscity
Disclosure of detailed information about borrowings [line items]
Grasscity acquisition value					$ 2,554,000
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debentures							$ 2,000,000	$ 3,200,000	$ 8,360,000	$ 11,330,000
Maturity period			3 years		2 years		2 years	2 years	2 years		2 years
Legal costs									$ 50,000
Number of shares issued									100,000
Issue price									$ 0.50
Interest rate		8.50%	8.50%		10.00%		10.00%	10.00%	10.00%		8.50%
Number of shares issued for interest payment								855,615	1,752,621
Weighted average price					$ 0.175		$ 0.255
Fair value liability component		$ 1,062,000			$ 1,707,000		$ 1,707,000	$ 2,732,000	$ 7,138,000
Warrant, measurement input					0.22
Deferred tax		188,000			$ 175,000		104,000	468,000	1,222,000
Equity component		$ 42,000			40,000		$ 24,000	$ 128,000	330,000
Amount reclassed from warrants to conversion option with in equity									515,000
Debt issuance costs									58,000
Debt issuance costs debt component									50,000
Debt issuance costs equity component									$ 8,000
Repayment of principle amount				$ 367,000		$ 1,500,000						$ 2,794,000	$ 4,906,000
Outstanding debt			$ 10,808,000
Unrealized gain on the derivative liability					$ 505,000
Unsecured convertible debentures | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price		$ 0.22			$ 0.252		$ 0.252	$ 0.75	$ 0.75		$ 0.75
Number of shares issued for interest payment					1,142,857		784,314								1,871,343
Weighted average price								0.384	0.48
Unsecured convertible debentures | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price		$ 3.30					$ 3.78	11.25	11.25		$ 11.25
Number of shares issued for interest payment							52,288
Weighted average price								$ 5.76	$ 7.20
Unsecured convertible debentures | Equity Conversion Option
Disclosure of detailed information about borrowings [line items]
Deferred tax					$ 167,000		$ 189,000
Equity component					$ 38,000		$ 43,000
Unsecured convertible debentures | Common Share Purchase Warrants
Disclosure of detailed information about borrowings [line items]
Number of warrants issuable					1		1	1	1
Original principal amount of debenture					$ 0.252		$ 0.252	$ 0.75	$ 0.75
Warrants issued					7,936,508		7,936,057	4,266,667	11,146,667
Number of common shares for each warrant					1		1	1	1
Warrants exercise price					$ 0.50		$ 0.50	$ 0.85	$ 0.85
Warrants term					2 years		2 years	2 years	2 years
Unsecured convertible debentures | Grasscity
Disclosure of detailed information about borrowings [line items]
Convertible debt issued for grasscity acquisition					$ 2,000,000
Unsecured convertible debentures | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input		0.15					0.22	0.22	0.22
Senior unsecured convertible debenture
Disclosure of detailed information about borrowings [line items]
Proceeds from convertible debentures		$ 1,000,000
Interest rate		10.00%
Fair value liability component		$ 850,000
Deferred tax		150,000
Equity component		35,000
Gain loss on extinguishment of debenture		(87,000)
Conversion option transfer to contributed surplus		$ 63,000
Senior unsecured convertible debenture | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price		$ 0.22
Senior unsecured convertible debenture | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price		$ 3.30
Senior unsecured convertible debenture | Risk Adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Warrant, measurement input		0.15